Acquisition of subsidiaries (EMG Group Properties Sdn Bhd) (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 29, 2014
Total consideration:
Net outflow of cash and cash equivalents	$ (9,997,800)	$ (91,342,920)	$ 0
XIN Eco Marine Group Properties Sdn Bhd. [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired				100.00%
Percentage of shares covered by option				25.00%
Fair value of option granted				3,167,000
Total consideration:
Cash consideration				(10,000,000)
Cash and cash equivalents acquired				2,200
Net outflow of cash and cash equivalents				(9,997,800)
Total purchase price				10,000,000
Net identifiable assets acquired:
Cash and cash equivalents				2,200
Land reclamation development				9,740,000
Goodwill				278,300
Current liabilities				(20,500)
Net assets acquired				$ 10,000,000